Document and Entity Information	Total
Document And Entity Information
Document Type	485BPOS
Document Period End Date	Oct. 31, 2020
Entity Registrant Name	Esoterica Thematic Trust
Entity Central Index Key	0001782952
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Feb. 26, 2021
Document Effective Date	Mar. 01, 2021
Prospectus Date	Mar. 01, 2021